Contents of Significant Accounts - Summary of Derecognized Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Assets
Cash and cash equivalents	$ 132,622,131	$ 4,780,899	$ 94,048,036	$ 3,390,340	$ 95,492,477	$ 83,661,739
Others	1,815,752	65,456	1,501,933
Total assets	450,955,341	16,256,501	366,454,101
Liabilities
Payables	(21,417,215)	(772,070)	(17,877,736)
Liabilities	(186,580,294)	$ (6,726,038)	$ (143,314,539)
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Assets
Cash and cash equivalents	776,586
Others	18
Total assets	776,604
Liabilities
Payables	(194)
Liabilities	(194)
Net assets of the deconsolidation	$ 776,410